Trade and Other Payables - Summary of Movement in Deferred and Contingent Consideration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
At 1 January	$ 376	$ 388
Translation adjustment	1
Arising on acquisitions and investments during year (note 32)	7	20
Changes in estimate	13	5
Disposals	0	(4)
Paid during year	(54)	(54)
Discount unwinding	21	21
At 31 December	$ 364	$ 376